Reserve for Share-Based Payments	12 Months Ended
Jun. 30, 2025
Reserve For Share-based Payments
Reserve for Share-Based Payments

20.	Reserve for Share-Based Payments

The Company maintains the Option Plan whereby certain key officers, directors and consultants may be granted stock options for common shares of the Company. The maximum number of common shares that are issuable under the Option Plan is limited to 185,133 common shares. Under the Option Plan, the exercise price of each option may not be lower than the greater of the closing price of the Company’s shares on the trading day prior to the grant date or the grant date itself, whichever is higher. Vesting of options is determined at the discretion of the Board. As at June 30, 2025, the Company had 122,996 common shares available for issuance under the Option Plan.

The following summarizes the stock option activity for the years ended June 30, 2025, 2024 and 2023:

	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$	#	$
Opening Balance	62,137	51.48	112,493	97.89	124,653	93.99
Granted	—	—	19,231	USD 29.25	26,923	USD 32.50
Cancelled	—	—	(65,741)	USD 97.50	(11,391)	USD 97.50
Cancelled	—	—	(3,846)	USD 32.50	(27,692)	USD 32.50
Modified	62,137	USD 19.50	—	—	—	—
Ending Balance	62,137	USD 19.50	62,137	51.48	112,493	97.89

Option activities for the year ended June 30, 2025

On January 9, 2025, the Board of Directors approved the repricing of all outstanding stock options to a revised exercise price of USD $19.50 per option. The repricing applied to all option holders on a consistent basis. Management assessed the impact of the repricing and determined that the revised exercise price did not result in any incremental fair value being conveyed to option holders. Accordingly, no additional share-based payment expense has been recognized in relation to this repricing.

Option activities for the year ended June 30, 2024

On July 14, 2023, the Company granted 19,231 options to an officer. The options are exercisable at a price of USD $29.25 per common share for a period of three years. 25% of the options will vest six months from the grant date, 25% will vest 12 months from the grant date, with the remainder to vest 18 months from the grant date. The options were valued using Black-Scholes with the following assumptions: expected volatility of 150% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.30%, forfeiture rate of 20% and an expected life of three years. The grant date fair value attributable to these options was $447,577, of which $361,081 was recorded as stock-based compensation in connection with the vesting of these options during the year ended June 30, 2024.

On July 29, 2023, 65,741 options exercisable at USD $97.50 and 3,846 options exercisable at USD $32.50, respectively, were cancelled. As a result, an amount of $4,920,927 was reallocated from share-based payments reserve to accumulated deficit.

Option activities for the year ended June 30, 2023

On January 30, 2023, the Company granted 26,923 options to various directors. The options are exercisable at a price of USD $32.50 per common share for a period of five years and vested immediately on grant. The options were valued using Black-Scholes with the following assumptions: expected volatility of 113% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.04%, forfeiture rate of 20% and an expected life of five years. The grant date fair value attributable to these options of $666,746 was recorded as stock-based compensation in connection with the vesting of these options during the year ended June 30, 2023.

On May 17, 2023, the Board extended the date of expiry of the remaining 12,308 options previously granted in May 25, 2019, from May 24, 2023 to May 24, 2029. The extension constituted a modification in accordance with the guidance of IFRS 2 – Share-Based Payments. As the modification increases the fair value of the options, measured immediately before and after the modification, the Company recorded the incremental fair value, the difference between the fair value of the modified options and that of the original grant. As a result, the Company recorded an additional stock-based compensation of $207,733, which is included in share-based payments reserve.

During the year ended June 30, 2023, 11,391 options exercisable at USD $97.50 and 27,692 options exercisable at $32.50, were cancelled. As a result of these cancellations, an amount of $1,312,757 was reallocated from share-based payments reserve to accumulated deficit.

The following table summarizes information of stock options outstanding and exercisable as at June 30, 2025:

Date of expiry	Number of options outstanding	Number of options exercisable	Exercise price	Weighted average remaining contractual life
	#	#	$	Years
July 17, 2026	19,231	19,231	USD 19.50	1.04
November 18, 2026	7,521	7,521	USD 19.50	1.38
January 30, 2028	23,077	23,077	USD 19.50	2.58
May 24, 2029	12,308	12,308	USD 19.50	3.90
	62,137	62,137	USD 19.50	2.22